Business Combination (Details)				6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares		Jul. 21, 2021 USD ($) Days $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) shares	Sep. 09, 2027 shares	Feb. 25, 2022 USD ($)	Aug. 10, 2021 shares	Aug. 05, 2021 $ / shares	Jun. 09, 2021 shares	Mar. 01, 2021 $ / shares	Dec. 31, 2019 USD ($)	Jun. 09, 2019 shares
Business Combination (Details) [Line Items]
Issuance of shares (in Shares) | shares					76,140,000
Exchange ratio			0.1413
Proceeds from issuance of Class A Common Stock in the Business Combination			$ 229,583,000
Cash received through reverse recapitalization			206,435,000
Redemptions			$ 206,000
Conversion ratio			1
Shares attributable to reverse recapitalization (in Shares) | shares					244,293,395
Outstanding shares (in Shares) | shares					1,358,459,707
Contingent consideration, earnout shares, number of tranches			2
Fair value of earnout shares			$ 293,853,000
Warrants term											6 years
Fair value of the private warrants			$ 642,000
Options outstanding (in Shares) | shares			42,193,512
Warrants rights (in Shares) | shares															1,500,000
Number of shares purchased (in Shares) | shares			76,140,000
Purchase price per share (in Dollars per share) | $ / shares			$ 10
Aggregate purchase price			$ 761,400,000
Payments to settle liabilities			139,557,000		$ 139,557,000
Notes payable			85,202,000						$ 96,921
Notes payable accrued interest			7,436,000											$ 600
Notes payable, related parties	$ 12,962,000			$ 12,962,000
Interests in the Vendor Trust			124,671,000
Accounts payable			102,950,000
Payables			8,380,000
Accrued interest on purchase orders			13,341,000
Amounts due to vendors			19,791,000
Amounts due to active and former employees			$ 9,592,000
Loss upon extinguishment of debt, excluding forgiveness of vendor interest					$ 94,727,000
Closing of business combination issued (in Shares) | shares			80,000
Total direct and incremental transaction costs			$ 125,943,000
Amount expensed as part of the Business Combination			900,000
Equity issuance costs			$ 125,043,000
Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares			$ 13.5
Contingent consideration, earnout shares, period, threshold trading days | Days			(20)
Contingent consideration, earnout shares, threshold consecutive trading days | Days			(30)
Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares			$ 15.5
Contingent consideration, earnout shares, period, threshold trading days			(20)
Contingent consideration, earnout shares, threshold consecutive trading days			(30)
Public Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 11.5			$ 11.5	$ 11.5
Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares			594,551
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 11.5	[1]		$ 11.5 [1]	$ 11.5	[2]
Warrants issued (in Shares) | shares			80,000	80,000
PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Amount settled			$ 800,000
US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Warrants term												7 years
Warrants rights (in Shares) | shares												1,500,000
Private Warrants [Member]
Business Combination (Details) [Line Items]
Fair value of the private warrants			$ 2,152,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock shares to be unissued (in Shares) | shares	20,264,715			20,264,715	89,152,130
Issuance of shares (in Shares) | shares	20,264,715
Conversion ratio			1				1
Shares attributable to reverse recapitalization (in Shares) | shares			127,949,403		127,949,403
Issued shares (in Shares) | shares			167,280,677
Contingent consideration, earnout shares (in Shares) | shares			25,000,000
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 10			$ 10							$ 10		$ 10
Warrants term													2 months 12 days
Warrants rights (in Shares) | shares								525,000
Purchase price per share (in Dollars per share) | $ / shares			$ 10
Shares issued from reverse recapitalization (in Shares) | shares			24,464,994		24,464,994
Reverse recapitalization, share price (in Dollars per share) | $ / shares			$ 10
Class A Common Stock [Member] | Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares			12,500,000
Class A Common Stock [Member] | Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares			12,500,000
Class A Common Stock [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares			127,949,403
Class A Common Stock [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares			22,977,568
Warrants term					5 years
Class A Common Stock [Member] | PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares			$ 11.5
Class A Common Stock [Member] | US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares			$ 10
Warrants rights (in Shares) | shares			2,687,083							1,187,083
Common stock, shares issuable (in Shares) | shares			44,880,595
Common Class B [Member]
Business Combination (Details) [Line Items]
Conversion ratio			1		1
Shares attributable to reverse recapitalization (in Shares) | shares			64,000,588		64,000,588
Common Class B [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares			64,000,588
Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity							$ 724,823,000
Class B Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity							697,643,000
Class A-1 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity							119,047,000
Class A-2 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity							271,925,000
Class A-3 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity							$ 2,199,000
Pro Forma [Member]
Business Combination (Details) [Line Items]
Outstanding shares (in Shares) | shares			320,433,395
Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Business Combination (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 13.78
Stock issued from awards (in Shares) | shares			1,350,970
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Business Combination (Details) [Line Items]
Notes payable, related parties			$ 91,420,000
Notes payable, related parties, accrued interest			$ 13,581,000
Amount settled					$ 800,000
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants issued (in Shares) | shares					80,000

[1]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of June 30, 2022 and December 31, 2021.
[2]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.